CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Services	$ 1,065,009	$ 936,992	$ 688,826
Operating Expenses:
Cost of services sold	734,140	667,662	472,118
Office and general expenses	300,581	217,768	151,016
Depreciation and amortization	45,819	39,675	34,158
Costs and Expenses, Total	1,080,540	925,105	657,292
Operating Profit (loss)	(15,531)	11,887	31,534
Other Income (Expenses)
Other income (expense)	117	116	381
Foreign exchange gain (loss)	(976)	(1,677)	69
Interest expense and finance charges	(46,571)	(41,922)	(33,487)
Interest income	381	361	295
Nonoperating Income (Expense), Total	(47,049)	(43,122)	(32,742)
Loss from continuing operations before income taxes and equity in affiliates	(62,580)	(31,235)	(1,208)
Income tax expense (recovery)	9,553	41,735	(165)
Loss from continuing operations before equity in affiliates	(72,133)	(72,970)	(1,043)
Equity in earnings of non-consolidated affiliates	633	213	866
Loss from continuing operations	(71,500)	(72,757)	(177)
Loss from discontinued operations attributable to MDC Partners Inc., net of taxes	(7,201)	(3,506)	(4,885)
Net loss	(78,701)	(76,263)	(5,062)
Net income attributable to the non-controlling interests	(6,738)	(8,411)	(10,378)
Net loss attributable to MDC Partners Inc.	(85,439)	(84,674)	(15,440)
Loss Per Common Share:
Loss from continuing operations attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (2.55)	$ (2.79)	$ (0.38)
Discontinued operations attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (0.23)	$ (0.12)	$ (0.17)
Loss attributable to MDC Partners Inc. common shareholders (in dollars per share)	$ (2.78)	$ (2.91)	$ (0.55)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted (in shares)	30,726,773	29,120,373	28,161,144
Non cash stock based compensation expense is included in the following line items above:
Cost of services sold	4,762	1,333	4,427
Office and general expenses	27,435	22,324	12,080
Total	$ 32,197	$ 23,657	$ 16,507